Consolidated and Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 55.9	$ 36.3
Restricted cash	3.0	2.2
Trade accounts receivable	4.7	9.7
Affiliates	16.4	23.6
Other receivables and current assets	12.7	21.9
Prepaid expenses	1.2	1.7
Derivative assets	11.0	7.7
Total current assets	104.9	103.1
Non-current assets
Long-term receivables	1.0	1.2
Long-term prepaid expenses	21.7	22.7
Deferred tax assets	28.3	33.7
Property, plant and equipment	1,227.2	1,276.8
Intangible assets, net	35.2	40.2
Goodwill	110.2	119.6
Derivative assets	22.9	15.2
Total non-current assets	1,446.5	1,509.4
Total assets	1,551.4	1,612.5
Current liabilities
Trade accounts payable	19.7	16.5
Affiliates	10.2	4.4
Current installments of long-term debt, affiliates	8.9	0.0
Derivative liabilities	5.1	5.6
Other liabilities and accrued expenses	33.3	31.4
Total current liabilities	77.2	57.9
Non-current liabilities
Long-term debt	682.9	629.3
Derivative liabilities	5.8	8.4
Postretirement benefit and post-employment obligation	9.6	11.8
Environmental provisions	19.8	23.0
Deferred tax liabilities	65.8	41.1
Other long-term liabilities	16.2	13.9
Total non-current liabilities	800.1	727.5
Total liabilities	$ 877.3	$ 785.4
Commitments and Contingencies
Partners’ capital
Common unitholders 20,125,000 units issued and outstanding at December 31, 2015 and 2014	$ 115.9	$ 140.3
Subordinated unitholders 20,125,000 units issued and outstanding at December 31, 2015 and 2014	115.9	140.3
General partner unitholders 821,429 units issued and outstanding at December 31, 2015 and 2014	4.6	5.6
Total partners’ capital	236.4	286.2
Accumulated Other Comprehensive Income	(10.8)	(6.0)
Total equity before non-controlling interests	225.6	280.2
Non-controlling interests	448.5	546.9
Total equity	674.1	827.1
Total liabilities and equity	1,551.4	1,612.5
Non Affiliated Entity [Member]
Non-current liabilities
Long-term debt	541.6	573.2
Affiliates [Member]
Non-current liabilities
Long-term debt	141.3	56.1
Long-term debt, affiliates	$ 141.3	$ 56.1